Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	₽ 561
Deferred tax liabilities, beginning balance	(6,773)
Deferred tax assets (liabilities), net, beginning balance	(6,212)	₽ (10,229)	₽ (8,018)
Adjustment on initial application of IFRS 16			28
Deferred tax assets (liabilities), net adjusted			(7,990)
Tax benefit (expense) during the period recognised in profit or loss	3,658	(2,574)	(2,288)
Disposals of subsidiaries		6,567
Other	(5)	24	49
Deferred tax assets, ending balance	4,989	561
Deferred tax liabilities, ending balance	(7,548)	(6,773)
Deferred tax assets (liabilities), net, ending balance	(2,559)	(6,212)	(10,229)
Deferred tax assets property, plant, equipment and right-of-use assets [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	398	686	386
Adjustment on initial application of IFRS 16			(86)
Deferred tax assets adjusted			300
Tax benefit (expense) during the period recognised in profit or loss	(244)	(291)	386
Other		3
Deferred tax assets, ending balance	154	398	686
Deferred tax assets rehabilitation provision [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	951	1,068	773
Deferred tax assets adjusted			773
Tax benefit (expense) during the period recognised in profit or loss	(269)	71	295
Disposals of subsidiaries		(188)
Deferred tax assets, ending balance	682	951	1,068
Deferred tax assets inventories [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	1,630	1,679	1,716
Deferred tax assets adjusted			1,716
Tax benefit (expense) during the period recognised in profit or loss	1,763	(41)	(36)
Disposals of subsidiaries		(13)
Other		5	(1)
Deferred tax assets, ending balance	3,393	1,630	1,679
Deferred tax assets trade and other receivables [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	251	519	790
Deferred tax assets adjusted			790
Tax benefit (expense) during the period recognised in profit or loss	514	(268)	(269)
Other			(2)
Deferred tax assets, ending balance	765	251	519
Deferred tax assets loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	18	360	320
Deferred tax assets adjusted			320
Tax benefit (expense) during the period recognised in profit or loss	240	(342)	40
Deferred tax assets, ending balance	258	18	360
Deferred tax assets lease liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	1,533	2,577	843
Adjustment on initial application of IFRS 16			651
Deferred tax assets adjusted			1,494
Tax benefit (expense) during the period recognised in profit or loss	(62)	(881)	1,087
Disposals of subsidiaries		(181)
Other	(5)	18	(4)
Deferred tax assets, ending balance	1,466	1,533	2,577
Deferred Tax Assets Other financial liabilities [Member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	412
Tax benefit (expense) during the period recognised in profit or loss	(44)	412
Deferred tax assets, ending balance	368	412
Deferred tax assets trade and other payables and other liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	944	529	869
Deferred tax assets adjusted			869
Tax benefit (expense) during the period recognised in profit or loss	(167)	426	(340)
Disposals of subsidiaries		(12)
Other	(1)	1
Deferred tax assets, ending balance	776	944	529
Deferred tax assets accumulated tax losses carry-forwards [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	5,355	10,403	13,623
Deferred tax assets adjusted			13,623
Tax benefit (expense) during the period recognised in profit or loss	(944)	(2,345)	(3,210)
Disposals of subsidiaries		(2,723)
Other	(6)	20	(10)
Deferred tax assets, ending balance	4,405	5,355	10,403
Deferred tax assets other [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	365	111	74
Deferred tax assets adjusted			74
Tax benefit (expense) during the period recognised in profit or loss	12	133	40
Disposals of subsidiaries		(11)
Other	(15)	132	(3)
Deferred tax assets, ending balance	362	365	111
Deferred tax liabilities property plant, equipment and right-of-use assets [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(9,909)	(17,805)	(15,468)
Adjustment on initial application of IFRS 16			(537)
Deferred tax liabilities adjusted			(16,005)
Tax benefit (expense) during the period recognised in profit or loss	467	625	(1,830)
Disposals of subsidiaries		7,371
Other	25	(100)	30
Deferred tax liabilities, ending balance	(9,417)	(9,909)	(17,805)
Deferred tax liabilities mineral licenses [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(3,642)	(6,141)	(6,376)
Deferred tax liabilities adjusted			(6,376)
Tax benefit (expense) during the period recognised in profit or loss	97	181	235
Disposals of subsidiaries		2,318
Deferred tax liabilities, ending balance	(3,545)	(3,642)	(6,141)
Deferred tax liabilities inventories [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(952)	(989)	(834)
Deferred tax liabilities adjusted			(834)
Tax benefit (expense) during the period recognised in profit or loss	(85)	42	(160)
Other		(5)	5
Deferred tax liabilities, ending balance	(1,037)	(952)	(989)
Deferred tax liabilities trade and other receivables [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(591)	(774)	(499)
Deferred tax liabilities adjusted			(499)
Tax benefit (expense) during the period recognised in profit or loss	85	189	(280)
Other	(1)	(6)	5
Deferred tax liabilities, ending balance	(507)	(591)	(774)
Deferred tax liabilities loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(2,645)	(2,073)	(3,898)
Deferred tax liabilities adjusted			(3,898)
Tax benefit (expense) during the period recognised in profit or loss	2,615	(572)	1,825
Deferred tax liabilities, ending balance	(30)	(2,645)	(2,073)
Deferred tax liabilities trade and other payables and other liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(330)	(379)	(337)
Deferred tax liabilities adjusted			(337)
Tax benefit (expense) during the period recognised in profit or loss	(320)	87	(71)
Disposals of subsidiaries		6
Other	(2)	(44)	29
Deferred tax liabilities, ending balance	₽ (652)	₽ (330)	₽ (379)